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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2009
                                                   ------------------
Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):   [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          646 Steamboat Rd.
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Ernenwein
Title:            Chief Financial Officer
Phone:            203.422.6564

Signature, Place, and Date of Signing:


/s/ John Ernenwein            Greenwich, Connecticut             August 14, 2009
--------------------          ----------------------            ----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0
                                                                   -----
Form 13F Information Table Entry Total:                               15
                                                                  ------
Form 13F Information Table Value Total:                         $567,415
                                                               ----------
                                                              (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                       Blue Harbour Group, LP
                                                     Form 13F Information Table
                                                    Quarter ended June 30, 2009


                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET
                                TITLE OF   CUSIP     VALUE      SHARES/   SH/  PUT/       SHARED  SHARED OTHER
ISSUER                           CLASS     NUMBER  (X 1000S)  PRN AMOUNT  PRN  CALL  SOLE DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC             COM    121208201   $54,171   3,136,729  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                    CL A    127190304   $42,941   1,005,409  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC         COM    159864107   $47,333   1,402,451  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEW      COM    203668108   $23,690     938,211  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICATIONS      COM NEW  205826209   $2,958       92,789  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC                 COM    25754A201   $14,980   2,000,000  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
HAIN CELESTIAL GROUP INC          COM    405217100   $5,214      333,994  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
                               SPONSORED
ICON PUB LTD CO                   ADR    45103T107   $18,993     880,107  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP            COM    53217V109   $97,593   2,339,246  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
MANTECH INTL CORP                CL A    564563104   $19,845     461,074  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC                 COM    600544100   $22,009   1,434,763  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                        COM    670006105   $12,231   2,700,000  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                     COM    682680103   $100,887  3,421,043  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN HEUSEN CORP          COM    718592108   $85,112   2,966,609  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
SCHEIN HENRY INC                  COM    806407102   $19,458     405,800  SH         SOLE                           X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                       $567,415
